Offerings - Offering: 1	Feb. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	153,841,872
Maximum Aggregate Offering Price	$ 1,553,802,907.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 214,580.18
Rule 457(f)	true
Amount of Securities Received | shares	153,841,872
Value of Securities Received, Per Share	10.10
Value of Securities Received	$ 1,553,802,907.20
Fee Note MAOP	$ 1,553,802,907.20
Offering Note	(1) Immediately prior to the consummation of the mergers (the "Mergers") described in the proxy statement/prospectus forming part of this registration statement (the "proxy statement/prospectus"), A Paradise Acquisition Corp., a British Virgin Islands Business Company ("A Paradise"), intends to (a) file an application to discontinue as a Business Company with the British Virgin Islands Registrar of Corporate Affairs, together with the necessary accompanying documents, and (b) file a Certificate of Formation and a Certificate of Conversion of a foreign entity converting to a Texas filing entity with the Secretary of State of the State of Texas, pursuant to which A Paradise's jurisdiction of incorporation will be changed from the British Virgin Islands to the State of Texas (the "Domestication"). Following the Domestication, A Paradise Merger Sub I, Inc., a Cayman Islands exempted company and a direct, wholly owned subsidiary of A Paradise ("Merger Sub") will merge with and into Enhanced Ltd. ("Enhanced"), with Enhanced surviving as a wholly owned subsidiary of A Paradise, and immediately thereafter Enhanced will merge with and into A Paradise, with A Paradise surviving the merger. All securities being registered will be issued by A Paradise (after the Domestication), which will be renamed "Enhanced Group Inc." upon the consummation of the Mergers, as further described in the proxy statement/prospectus. As used herein, "Enhanced Group" refers to A Paradise after the Domestication and/or the consummation of the Mergers, including after such change of name, as applicable. (2) Pursuant to Rule 416 (a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. (3) The number of shares of Enhanced Group Class A common stock being registered hereunder represents 153,841,872 shares of Enhanced Group Class A common stock to be issued, comprising the sum of (a) 29,841,667 shares of Enhanced Group Class A common stock to be issued to holders of A Paradise Class A ordinary shares, A Paradise Units and A Paradise Rights in connection with the Domestication and the Mergers; (b) up to 111,426,045 shares of Enhanced Group Class A common stock issuable to holders of Enhanced common shares as stock consideration in the Mergers (including shares issuable in respect of the Private Placement Investment); (c) up to 10,605,864 shares of Enhanced Group Class A common stock issuable upon the exercise following the Mergers of Enhanced Group Options; and (d) up to 1,968,297 shares of Enhanced Group Class A common stock issuable in respect of Enhanced Group SAFE Warrants to be issued to investors in connection with the Private Placement Investment. Accordingly, this registration statement covers the maximum number of shares of Enhanced Group Class A common stock that may be issued in the Domestication and the Mergers, including all shares issuable as equity consideration to existing securityholders of A Paradise and Enhanced and all shares issuable upon the exercise or settlement of the Enhanced Group Options and Enhanced Group SAFE Warrants described in the proxy statement/prospectus. (4) Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Class A ordinary shares of A Paradise (the company to which Enhanced Group will succeed following the Domestication) on Nasdaq on February 11, 2026 ($10.10 per Class A ordinary share) (such date being within five business days of the date that this registration statement is being filed with the SEC). This calculation is in accordance with Rules 457(f)(1) and 457(f)(3) of the Securities Act.